Portfolio of Investments
Columbia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 99.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.7%
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2037	5.000%	1,000,000	993,450
01/01/2038	5.000%	675,000	667,379
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	10,162,386
City of Phoenix Civic Improvement Corp.(a)
Revenue Bonds
Junior Lien
Series 2019B
07/01/2036	5.000%	3,500,000	4,388,790
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	3,166,828
Total			19,378,833
California 17.2%
California Educational Facilities Authority
Revenue Bonds
Chapman University
Series 2015
04/01/2028	5.000%	1,000,000	1,175,700
04/01/2029	5.000%	1,650,000	1,932,298
04/01/2030	5.000%	1,700,000	1,982,999
California Health Facilities Financing Authority
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	6,118,500
Refunding Revenue Bonds
El Camino Hospital
Series 2015A
02/01/2029	5.000%	1,485,000	1,732,178
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	2,139,637
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,873,633
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(b)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	2,085,000	2,416,390
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2012G
11/01/2028	5.000%	5,510,000	5,964,630
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2028	5.000%	5,000,000	5,278,050
Series 2013I
11/01/2028	5.250%	9,225,000	10,469,268
11/01/2029	5.000%	5,000,000	5,638,750
11/01/2031	5.500%	2,930,000	3,339,145
Various Correctional Facilities
Series 2014A
09/01/2031	5.000%	15,350,000	17,857,422
California Statewide Communities Development Authority
Revenue Bonds
Henry Mayo Newhall Memorial Hospital
Series 2014A (AGM)
10/01/2034	5.000%	5,000,000	5,631,500
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,614,460
Series 2017
05/15/2033	5.000%	1,350,000	1,575,059
05/15/2034	5.000%	1,000,000	1,160,330
05/15/2035	5.000%	2,200,000	2,538,778
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	2,301,092
11/15/2031	5.000%	1,000,000	1,203,710
11/15/2032	5.000%	1,610,000	1,936,283
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	1,112,460
Del Mar Race Track Authority
Refunding Revenue Bonds
Series 2015
10/01/2035	5.000%	2,665,000	2,735,276
Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
Subordinated Refunding Revenue Bonds
Series 2014B-3 (Mandatory Put 01/15/23)
01/15/2053	5.500%	9,000,000	9,643,680
Golden State Tobacco Securitization Corp.
Asset-Backed Refunding Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	6,151,582
Refunding Revenue Bonds
Series 2017A-1
06/01/2024	5.000%	5,000,000	5,772,750
Hartnell Community College District(c)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,673,236
La Quinta Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Redevelopment Project
Subordinated Series 2013A
09/01/2029	5.000%	5,000,000	5,528,550
Los Angeles County Sanitation Districts Financing Authority
Subordinated Refunding Revenue Bonds
Capital Projects - District #14
Series 2015
10/01/2033	5.000%	4,000,000	4,825,800
Manteca Unified School District(c)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2004
Series 2006 (NPFGC)
08/01/2024	0.000%	5,000,000	4,878,000
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	2,765,000	3,290,378
Rancho Santiago Community College District(c)
Unlimited General Obligation Bonds
Capital Appreciation-Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	24,020,080
San Francisco City & County Airport Commission - San Francisco International Airport(a)
Revenue Bonds
Series 2019E
05/01/2037	5.000%	450,000	570,623
San Joaquin Hills Transportation Corridor Agency(c)
Revenue Bonds
Senior Lien
Series 1993 Escrowed to Maturity
01/01/2025	0.000%	22,405,000	22,143,758
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
San Jose Financing Authority
Prerefunded 06/01/23 Revenue Bonds
Civic Center Project
Series 2013A
06/01/2029	5.000%	5,000,000	5,562,700
Southern California Public Power Authority
Revenue Bonds
Project No. 1
Series 2007A
11/01/2022	5.250%	2,500,000	2,717,625
State of California
Unlimited General Obligation Bonds
Series 2015
03/01/2033	5.000%	2,500,000	2,956,425
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,184,350
09/01/2033	5.000%	1,250,000	1,474,775
Total			194,121,860
Colorado 3.0%
City & County of Denver Airport System
Prerefunded 11/15/22 Revenue Bonds
Series 2012B
11/15/2032	5.000%	10,000,000	10,862,900
Colorado Health Facilities Authority
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,552,960
Prerefunded 12/01/22 Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2027	5.000%	4,000,000	4,353,720
Refunding Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/2026	5.000%	1,860,000	2,169,969
12/01/2028	5.000%	1,000,000	1,154,050
12/01/2030	5.000%	1,400,000	1,596,070
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2036	5.000%	1,200,000	1,582,308
Park Creek Metropolitan District
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,762,920

2	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	3,413,621
University of Colorado Hospital Authority
Revenue Bonds
Series 2012A
11/15/2027	5.000%	3,750,000	4,056,675
Total			33,505,193
Connecticut 0.2%
State of Connecticut
Unlimited General Obligation Bonds
Series 2019A
04/15/2036	5.000%	2,200,000	2,824,976
District of Columbia 4.0%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,597,150
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	3,700,000	4,222,662
Metropolitan Washington Airports Authority(a)
Refunding Revenue Bonds
Forward Delivery
Series 2020A
10/01/2030	5.000%	2,500,000	3,370,775
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2034	5.000%	1,000,000	1,268,690
Metropolitan Washington Airports Authority Dulles Toll Road(c)
Revenue Bonds
Capital Appreciation-2nd Senior Lien
Series 2009B (AGM)
10/01/2024	0.000%	20,980,000	20,477,109
10/01/2025	0.000%	7,500,000	7,244,625
10/01/2026	0.000%	5,000,000	4,767,300
Total			44,948,311
Florida 6.4%
City of Tampa(c)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	466,752
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Broward Airport System(a)
Revenue Bonds
Series 2019A
10/01/2038	5.000%	2,250,000	2,839,725
County of Miami-Dade Aviation
Refunding Revenue Bonds
Series 2014B
10/01/2032	5.000%	6,620,000	7,626,240
County of Miami-Dade Rickenbacker Causeway
Revenue Bonds
Series 2014
10/01/2033	5.000%	1,215,000	1,364,153
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
System
Series 2008B (AGM)
10/01/2021	5.250%	8,500,000	8,790,445
County of Osceola Transportation(c)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,302,678
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	990,840
Florida Development Finance Corp.(b)
Refunding Revenue Bonds
Renaissance Charter School, Inc. Projects
Series 2020
09/15/2030	4.000%	470,000	503,849
Florida Municipal Power Agency
Refunding Revenue Bonds
Series 2016A
10/01/2030	5.000%	2,750,000	3,373,535
Hillsborough County Aviation Authority
Revenue Bonds
Tampa International Airport
Subordinated Series 2015B
10/01/2031	5.000%	1,600,000	1,851,376
10/01/2032	5.000%	2,300,000	2,656,822
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,498,623
Orange County School Board
Prerefunded 08/01/22 Certificate of Participation
Series 2012B
08/01/2026	5.000%	6,500,000	6,975,345
Refunding Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	6,126,100

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	1,550,000	1,783,198
05/15/2037	5.000%	1,500,000	1,721,580
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2026	5.000%	4,620,000	5,514,016
08/01/2027	5.000%	2,500,000	2,977,650
School Board of Miami-Dade County (The)
Refunding Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,931,650
School District of Broward County
Unrefunded Certificate of Participation
Series 2012A
07/01/2025	5.000%	1,450,000	1,543,351
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	3,000,000	2,915,250
Southeast Overtown Park West Community Redevelopment Agency(b)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,925,000	3,250,669
Sterling Hill Community Development District(d)
Special Assessment Bonds
Series 2003B
11/01/2010	5.500%	137,787	82,672
Volusia County Educational Facility Authority
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,741,196
Total			71,827,715
Georgia 0.9%
City of Atlanta Department of Aviation
Subordinated Refunding Revenue Bonds
General Lien
Series 2014
01/01/2032	5.000%	2,000,000	2,247,060
Fulton County Development Authority
Refunding Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	4,191,016
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gainesville & Hall County Development Authority
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2037	5.000%	2,000,000	1,992,940
Georgia State Road & Tollway Authority(b),(c)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	568,269
Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2034	0.000%	3,750,000	1,702,013
Total			10,701,298
Idaho 0.2%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2024	7.000%	2,100,000	1,801,506
Illinois 9.0%
Chicago Board of Education(e)
Unlimited General Obligation Bonds
Series 2021A
12/01/2038	5.000%	1,200,000	1,504,488
Chicago Midway International Airport
Refunding Revenue Bonds
2nd Lien
Series 2014B
01/01/2029	5.000%	6,150,000	6,907,803
Chicago O’Hare International Airport
General Obligation Refunding Bonds
Senior Lien
Series 2016B
01/01/2033	5.000%	2,000,000	2,382,680
Refunding Revenue Bonds
General Senior Lien
Series 2013B
01/01/2028	5.250%	11,180,000	12,195,591
City of Chicago
Unlimited General Obligation Bonds
Series 2015A
01/01/2023	5.000%	5,000,000	5,383,150
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2017B
01/01/2033	5.000%	2,500,000	3,040,775

4	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2027	5.000%	1,250,000	1,547,025
Illinois Finance Authority
Refunding Revenue Bonds
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	11,715,100
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	14,293,512
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2032	5.000%	9,600,000	11,157,984
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	5,717,350
Kane Cook & DuPage Counties School District No. U-46 Elgin
Unlimited General Obligation Refunding Bonds
Series 2015D
01/01/2032	5.000%	1,800,000	2,028,474
01/01/2033	5.000%	2,000,000	2,252,620
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2017
06/01/2027	5.000%	2,185,000	2,656,633
State of Illinois
Unlimited General Obligation Bonds
Series 2013
07/01/2026	5.500%	10,100,000	11,160,601
Series 2014
02/01/2031	5.250%	5,000,000	5,497,950
Series 2020C
05/01/2030	5.500%	1,500,000	1,947,060
Total			101,388,796
Indiana 1.1%
City of Indianapolis Thermal Energy System
Refunding Revenue Bonds
1st Lien
Series 2014A
10/01/2032	5.000%	1,400,000	1,588,972
City of Whiting(a)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	1,600,000	1,980,944
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Indiana Municipal Power Agency
Revenue Bonds
Series 2019A
01/01/2037	5.000%	6,990,000	8,859,755
Total			12,429,671
Iowa 0.3%
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	3,000,000	3,677,670
Kentucky 0.4%
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,702,920
Louisiana 0.9%
Parish of St. Charles
Revenue Bonds
Valero Energy Corp.
Series 2010 (Mandatory Put 06/01/22)
12/01/2040	4.000%	9,320,000	9,748,720
Maryland 1.8%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	4,738,615
County of Howard
Refunding Revenue Bonds
Columbia Vantage House Corp.
Series 2017
04/01/2036	5.000%	1,000,000	1,033,660
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	500,000	550,115
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,524,874
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	12,564,600
Total			20,411,864

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts 4.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2018A
01/01/2035	5.000%	10,000,000	12,815,500
Massachusetts Bay Transportation Authority(c)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	3,102,925
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,199,700
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,954,783
08/15/2032	5.000%	4,120,000	4,868,810
08/15/2033	5.000%	3,000,000	3,531,750
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,939,461
10/01/2035	5.000%	2,000,000	2,453,360
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,371,981
10/01/2036	5.000%	4,600,000	4,826,090
Massachusetts Development Finance Agency(b)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	2,163,580
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,078,311
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	2,670,000	3,135,408
Total			46,441,659
Michigan 2.1%
City of Detroit Sewage Disposal System
Prerefunded 07/01/22 Revenue Bonds
Senior Lien
Series 2012A
07/01/2026	5.250%	2,000,000	2,145,200
07/01/2027	5.250%	1,500,000	1,608,900
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan Finance Authority
Refunding Revenue Bonds
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	800,000	914,528
Series 2014H-1
10/01/2026	5.000%	3,300,000	3,849,813
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2033	5.000%	5,000,000	5,852,750
Senior Lien - Great Lakes Water Authority
Series 2014C-3 (AGM)
07/01/2032	5.000%	1,000,000	1,143,890
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2032	5.000%	4,075,000	4,603,405
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	4,027,756
Total			24,146,242
Minnesota 1.7%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	3,327,050
City of St. Cloud
Refunding Revenue Bonds
CentraCare Health System
Series 2016A
05/01/2027	5.000%	1,785,000	2,172,523
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2033	5.000%	150,000	161,189
08/01/2034	5.000%	125,000	134,280
08/01/2035	5.000%	140,000	150,297
County of Rice(b)
Revenue Bonds
Shattuck-St. Mary’s School
Series 2015A
08/01/2022	5.000%	720,000	739,296

6	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,318,401
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	7,577,088
Watertown-Mayer Independent School District No. 111(c)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	2,178,866
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,054,390
Total			18,813,380
Mississippi 0.5%
County of Warren
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
05/01/2034	1.375%	1,625,000	1,688,570
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	4,100,495
Total			5,789,065
Missouri 2.3%
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	7,389,403
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2026	5.000%	1,300,000	1,440,140
02/01/2029	5.000%	5,975,000	6,543,282
Kansas City Industrial Development Authority(a)
Revenue Bonds
Kansas City International Airport
Series 2019 (AGM)
03/01/2035	5.000%	3,000,000	3,749,220
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,695,000	2,974,903
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,349,580
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	1,005,000	1,056,346
Total			25,502,874
Nebraska 1.2%
Public Power Generation Agency
Refunding Revenue Bonds
Whelan Energy Center Unit
Series 2015
01/01/2027	5.000%	11,865,000	13,905,187
Nevada 0.6%
City of Carson City
Prerefunded 09/01/22 Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2027	5.000%	3,250,000	3,487,445
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,214,730
09/01/2033	5.000%	1,000,000	1,202,810
State of Nevada Department of Business & Industry(b)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	660,000	706,682
Total			6,611,667
New Jersey 4.1%
Essex County Improvement Authority
Refunding Revenue Bonds
County Guaranteed Project Consolidation
Series 2004 (NPFGC)
10/01/2026	5.500%	750,000	968,700
Hudson County Improvement Authority
Refunding Revenue Bonds
Hudson County Lease Project
Series 2010 (AGM)
10/01/2024	5.375%	2,000,000	2,370,120
New Jersey Economic Development Authority
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2038	4.000%	600,000	704,454

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	6,279,500
New Jersey Transportation Trust Fund Authority(c)
Capital Appreciation Revenue Bonds
Transportation System
Series 2006C (AGM)
12/15/2029	0.000%	3,060,000	2,736,925
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Transportation System
Series 2018-A
12/15/2034	5.000%	1,500,000	1,862,265
Revenue Bonds
Series 2020AA
06/15/2038	4.000%	1,000,000	1,179,320
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	5,502,666
Transportation System
Series 2006A (AGM)
12/15/2021	5.500%	4,700,000	4,913,286
12/15/2022	5.250%	4,000,000	4,367,240
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,918,785
Series 2017G
01/01/2035	5.000%	6,000,000	7,474,500
Robbinsville Board of Education
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
01/01/2028	5.250%	500,000	650,375
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2030	4.000%	2,000,000	2,483,720
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2034	5.000%	2,000,000	2,541,400
Total			45,953,256
New Mexico 0.3%
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	3,000,000	3,544,590
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 6.1%
Buffalo & Erie County Industrial Land Development Corp.
Revenue Bonds
Catholic Health System
Series 2015
07/01/2025	5.000%	1,000,000	1,170,080
County of Nassau
Prerefunded 04/01/24 Limited General Obligation Bonds
Series 2014A
04/01/2027	5.000%	8,000,000	9,218,720
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	6,090,450
Long Island Power Authority
Revenue Bonds
Series 2012B
09/01/2026	5.000%	5,000,000	5,348,800
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020
11/01/2038	4.000%	1,000,000	1,209,540
Revenue Bonds
Future Tax Secured
Subordinated Series 2020
05/01/2039	4.000%	2,000,000	2,415,980
Subordinated Series 2020D
11/01/2039	4.000%	3,500,000	4,223,415
New York State Dormitory Authority
Refunding Revenue Bonds
Group 2
Series 2020A
03/15/2037	4.000%	5,000,000	6,069,150
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,759,890
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2031	5.000%	9,830,000	11,513,387
Revenue Bonds
St. John’s University
Series 2007C (NPFGC)
07/01/2023	5.250%	3,245,000	3,612,918
State University Educational Facilities
3rd General Series 2005A (NPFGC)
05/15/2022	5.500%	6,730,000	7,195,178
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2038	4.000%	2,000,000	2,416,520

8	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Port Authority of New York & New Jersey(a),(e)
Refunding Revenue Bonds
Series 2021-226
10/15/2039	5.000%	2,500,000	3,212,500
Port Authority of New York & New Jersey(a)
Revenue Bonds
Consolidated Bonds
Series 221
07/15/2038	4.000%	2,000,000	2,382,480
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2030	5.000%	500,000	659,740
Total			68,498,748
North Carolina 1.8%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,723,249
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	1,107,720
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	2,174,644
United Methodist Retirement
Series 2017
10/01/2037	5.000%	1,100,000	1,201,596
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,384,620
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	6,030,900
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,407,012
04/01/2036	4.000%	1,000,000	1,169,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,286,065
Total			20,484,966
Ohio 1.5%
American Municipal Power, Inc.
Prerefunded 02/15/22 Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2024	5.000%	2,000,000	2,099,320
Series 2015A
02/15/2032	5.250%	12,000,000	12,639,840
Buckeye Tobacco Settlement Financing Authority
Refunded Revenue Bonds
Series 2020A-2 Class 1
06/01/2038	4.000%	1,875,000	2,270,794
Total			17,009,954
Oklahoma 0.5%
Norman Regional Hospital Authority
Refunding Revenue Bonds
Series 2016
09/01/2027	5.000%	2,000,000	2,389,080
Oklahoma Development Finance Authority(a)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	3,000,000	3,006,540
Total			5,395,620
Oregon 0.5%
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	1,000,000	1,091,690
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(c)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	5,174,460
Total			6,266,150
Pennsylvania 2.6%
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,926,555

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2027	5.000%	310,000	365,719
01/01/2028	5.000%	495,000	583,971
Refunding Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2027	5.000%	2,190,000	2,480,285
01/01/2028	5.000%	3,345,000	3,778,846
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,804,985
Delaware River Port Authority
Refunding Revenue Bonds
Port District Project
Series 2012
01/01/2027	5.000%	1,835,000	1,953,449
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,561,880
Lancaster County Solid Waste Management Authority
Revenue Bonds
Series 2013A
12/15/2029	5.250%	3,100,000	3,532,543
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	4,596,422
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2030	4.000%	1,275,000	1,513,489
Pennsylvania Turnpike Commission
Revenue Bonds
Series 2018A-2
12/01/2036	5.000%	2,500,000	3,214,150
Total			29,312,294
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,540,851
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina 3.9%
Beaufort-Jasper Water & Sewer Authority
Refunding Revenue Bonds
Series 2016B
03/01/2025	5.000%	1,000,000	1,193,760
County of Florence
Refunding Revenue Bonds
McLeod Regional Medical Center Project
Series 2014
11/01/2031	5.000%	3,250,000	3,712,052
11/01/2032	5.000%	5,000,000	5,696,550
County of Greenwood
Refunding Revenue Bonds
Self Regional Healthcare
Series 2012B
10/01/2031	5.000%	5,000,000	5,228,400
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	8,657,810
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	3,500,000	3,653,195
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	1,138,283
York Preparatory Academy Project
Series 2014A
11/01/2033	7.000%	590,000	662,989
South Carolina Jobs-Economic Development Authority(b)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	345,000	364,220
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2015A
12/01/2026	5.000%	7,000,000	8,346,800
Series 2016A
12/01/2030	5.000%	4,000,000	4,918,080
Total			43,572,139
South Dakota 0.5%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2026	5.000%	1,000,000	1,214,350

10	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	2,124,711
09/01/2030	5.000%	2,250,000	2,790,833
Total			6,129,894
Tennessee 0.1%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,106,130
Texas 13.5%
Central Texas Regional Mobility Authority
Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,816,554
Series 2020E
01/01/2039	4.000%	2,140,000	2,524,515
Central Texas Turnpike System
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2031	5.000%	7,500,000	8,573,025
08/15/2032	5.000%	6,000,000	6,842,640
08/15/2034	5.000%	10,240,000	11,638,989
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,210,330
City of Austin Airport System(a)
Revenue Bonds
Series 2019B
11/15/2035	5.000%	2,650,000	3,367,461
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	2,170,203
City of Houston
Refunding Revenue Bonds
Convention & Entertainment Facilities
Series 2014
09/01/2030	5.000%	1,000,000	1,104,560
Series 2015
09/01/2027	5.000%	1,215,000	1,354,713
09/01/2029	5.000%	1,500,000	1,663,530
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System
Prerefunded 07/01/22 Revenue Bonds
Lien
Subordinated Series 2012B
07/01/2028	5.000%	7,000,000	7,478,310
Refunding Revenue Bonds
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	3,108,475
City of Houston Airport System(a)
Revenue Bonds
Subordinated Series 2020A
07/01/2037	4.000%	3,000,000	3,531,060
07/01/2038	4.000%	3,250,000	3,814,265
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	10,000,000	12,358,500
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	13,253,175
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2020A
11/01/2034	4.000%	2,000,000	2,441,640
Series 2020B
11/01/2034	4.000%	2,500,000	3,052,050
Duncanville Independent School District(c)
Unlimited General Obligation Refunding Bonds
Capital Appreciation
Series 2005 (Permanent School Fund Guarantee)
02/15/2022	0.000%	2,000,000	1,996,260
Lower Colorado River Authority
Refunding Revenue Bonds
Forward Delivery
Series 2020
05/15/2035	5.000%	5,825,000	7,788,200
Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2019
05/15/2038	5.000%	1,500,000	1,940,655
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	4.000%	2,250,000	2,092,612
NCCD-College Station Properties LLC
Series 2015
07/01/2035	5.000%	4,000,000	3,320,000

Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015A
07/01/2030	5.000%	7,800,000	6,474,000
New Hope Cultural Education Facilities Finance Corp.(b)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2027	4.250%	615,000	620,068
08/15/2037	5.000%	530,000	535,109
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,226,980
2nd Tier
Series 2015A
01/01/2032	5.000%	16,800,000	19,618,536
System-2nd Tier
Series 2014
01/01/2031	5.000%	1,415,000	1,596,813
North Texas Tollway Authority(c)
Refunding Revenue Bonds
Series 2008D (AGM)
01/01/2029	0.000%	7,770,000	7,120,816
Port Beaumont Navigation District(a),(b)
Refunding Revenue Bonds
Jefferson Gulf Coast Energy LLC
Series 2020
01/01/2035	3.625%	1,500,000	1,556,835
Texas Municipal Gas Acquisition & Supply Corp. III(e)
Refunding Revenue Bonds
Senior
Series 2021
12/15/2030	5.000%	500,000	667,680
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2039	4.000%	300,000	353,058
Senior Lien - North Tarrant Express
Series 2019
12/31/2034	5.000%	3,000,000	3,854,190
Texas Transportation Commission(c)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	292,683
Total			152,358,490
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Utah 0.2%
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,249,130
07/01/2033	5.000%	1,000,000	1,244,550
Total			2,493,680
Vermont 1.1%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	11,939,700
Virginia 0.2%
Dulles Town Center Community Development Authority
Refunding Special Assessment Bonds
Dulles Town Center Project
Series 2012
03/01/2026	4.250%	1,000,000	1,010,720
Virginia Gateway Community Development Authority
Refunding Special Assessment Bonds
Series 2012
03/01/2030	5.000%	1,500,000	1,516,935
Total			2,527,655
Washington 1.7%
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2020
07/01/2039	4.000%	2,500,000	3,070,875
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	2,960,000	3,176,820
12/01/2030	5.750%	2,820,000	3,118,553
Port of Seattle(a)
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2036	5.000%	5,000,000	6,218,000
Washington State Housing Finance Commission
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	624,213
07/01/2035	6.750%	1,090,000	1,188,503

12	Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transforming Age Projects
Series 2019
01/01/2026	2.375%	1,500,000	1,487,250
Total			18,884,214
West Virginia 0.4%
West Virginia Hospital Finance Authority
Revenue Bonds
Charleston Area Medical Center, Inc.
Series 1993A Escrowed to Maturity
09/01/2023	6.500%	1,925,000	2,089,684
West Virginia University(c)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	3,018,296
Total			5,107,980
Wisconsin 0.4%
Public Finance Authority(b)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,080,440
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
ProHealth Care, Inc. Obligated Group
Series 2015
08/15/2031	5.000%	1,000,000	1,140,440
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Rogers Memorial Hospital, Inc.
Series 2014A
07/01/2034	5.000%	2,500,000	2,807,875
Total			5,028,755
Total Municipal Bonds (Cost $1,023,249,146)			1,119,834,473

Money Market Funds 0.6%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(f)	71,550	71,543
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.026%(f)	6,482,485	6,482,485
Total Money Market Funds (Cost $6,554,035)		6,554,028
Total Investments in Securities (Cost $1,029,803,181)		1,126,388,501
Other Assets & Liabilities, Net		3,853,286
Net Assets		$1,130,241,787

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $17,285,731, which represents 1.53% of total net assets.
(c)	Zero coupon bond.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2021, the total value of these securities amounted to $82,672, which represents 0.01% of total net assets.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Intermediate Municipal Bond Fund | Quarterly Report 2021	13

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT167_10_L01_(03/21)